Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2019
Prepayments and Other Current Assets
Prepayments and Other Current Assets

6.Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Prepayments to suppliers, net	290,060	156,958	22,545
Capitalized listing expenses	—	35,261	5,065
Prepaid expenses	1,653	21,436	3,079
Other receivables, net	3,755	3,195	459
VAT recoverable	517	—	—
Total	295,985	216,850	31,148

As of December 31, 2018, and 2019, prepayments to suppliers and other receivables are net of allowance for doubtful accounts of RMB13,988 and RMB41,569 (US$5,971), respectively.